Trade accounts payable - Long-term Commitments (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 15, 2025
Trade accounts payable [Line Items]
LongTermTake Or Pay Contracts	R$ 25,236,794,000	R$ 26,239,939,000
Exchange Agreement For Biological Assets | Pangeia Project [Member]
Trade accounts payable [Line Items]
Payments Made Amount			R$ 878,049
Payments Due Amount	1,962,554
Exchange Agreement For Biological Assets | Pangeia Project [Member] | 2026
Trade accounts payable [Line Items]
Payments Due Amount	819,970
Exchange Agreement For Biological Assets | Pangeia Project [Member] | 2028
Trade accounts payable [Line Items]
Payments Due Amount	R$ 1,142,584